FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES - Cash flow hedging instrument (Details) - Cash flow hedges $ in Millions	Dec. 31, 2024 COP ($) $ / $
Foreign currency risk | Forward exchange contracts
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Nominal amount of hedging instrument	6,614
Interest rate risk | Interest rate swaps
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Nominal amount of hedging instrument	188,000
Less than 1 year | Foreign currency risk | Forward exchange contracts
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Nominal amount of hedging instrument	6,614
Average price of hedging instrument (in COP/USD) | $ / $	4,496
Less than 1 year | Interest rate risk | Interest rate swaps
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Nominal amount of hedging instrument	188,000
Average fixed interest rate	8.63%